Derivatives and Fair Values Measurements - Gains (Losses) Recognized in Other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative			$ 2,959